Senior Notes and Secured Indebtedness	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Senior Notes and Secured Indebtedness

Note 5—Senior Notes and Secured Indebtedness

	Successor
	September 30, 2013	December 31, 2012
Senior notes:
8 1/2% Senior Notes due November 15, 2020	$325,000	$325,000
Notes payable:
Revolving lines of credit	$—	$—
Construction notes payable	19,233	13,248
Seller financing	16,238	—

Total notes payable	$35,471	$13,248

Total senior notes and notes payable	$360,471	$338,248

As of September 30, 2013, the maturities of the Notes payable and 8 1/2% Senior Notes are as follows (in thousands):

Year Ending December 31,
2013	$—
2014	1,762
2015	14,476
2016	19,233
2017	—
Thereafter	325,000

$360,471

Senior Notes

8 1/2% Senior Notes Due 2020

On November 8, 2012, William Lyon Homes, Inc., a California corporation and wholly-owned subsidiary of the Company (“California Lyon”) completed its offering of 8 1/2% Senior Notes due 2020, or the New Notes, in an aggregate principal amount of $325 million. The New Notes were issued at 100% of their aggregate principal amount. The Company used the net proceeds from the sale of the New Notes, together with cash on hand, to refinance the Company’s (i) $235 million 10.25% Senior Secured Term Loan due 2015, (ii) approximately $76 million in aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, (iii) approximately $11 million in principal amount of project related debt, and (iv) to pay accrued and unpaid interest thereon.

As of both September 30, 2013 and December 31, 2012, the outstanding principal amount of the New Notes was $325 million. The New Notes bear interest at an annual rate of 8.5% per annum and is payable semiannually in arrears on May 15 and November 15, and mature on November 15, 2020. The New Notes are senior unsecured obligations of California Lyon and are unconditionally guaranteed on a senior subordinated secured basis by Parent and by certain of Parent’s existing and future restricted subsidiaries. The New Notes and the guarantees rank senior to all of California Lyon’s and the guarantors’ existing and future unsecured senior debt and senior in right of payment to all of California Lyon’s and the guarantors’ future subordinated debt. The New Notes and the guarantees are and will be effectively junior to any of California Lyon’s and the guarantors’ existing and future secured debt.

On or after November 15, 2016, California Lyon may redeem all or a portion of the New Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest to the applicable redemption date, if redeemed during the 12-month period beginning on November 15 of the years indicated below:

Year	Percentage
2016	104.250%
2017	102.125%
2018 and thereafter	100.000%

Prior to November 15, 2016, the New Notes may be redeemed in whole or in part at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, and accrued and unpaid interest to, the redemption date.

In addition, any time prior to November 15, 2015, California Lyon may, at its option on one or more occasions, redeem New Notes in an aggregate principal amount not to exceed 35% of the aggregate principal amount of the New Notes issued prior to such date at a redemption price (expressed as a percentage of principal amount) of 108.5%, plus accrued and unpaid interest to the redemption date, with an amount equal to the net cash proceeds from one or more equity offerings.

The indenture governing the New Notes (the “Indenture”) contains covenants that limit the ability of the Company and its restricted subsidiaries to, among other things: (i) incur or guarantee certain additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make certain investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries to pay dividends or transfer assets; (vii) enter into transactions with affiliates; (viii) create unrestricted subsidiaries; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants are subject to a number of important exceptions and qualifications as described in the Indenture. The Company was in compliance with all such covenants as of September 30, 2013.

Notes Payable

Revolving Lines of Credit

On August 7, 2013, California Lyon and Parent entered into a credit agreement providing for a revolving credit facility of up to $100 million (the “Revolver”). The Revolver will mature on August 5, 2016, unless terminated earlier pursuant to the terms of the Revolver. The Revolver contains an uncommitted accordion feature under which its aggregate principal amount can be increased to up to $125 million under certain circumstances, as well as a sublimit of $50 million for letters of credit. The Revolver contains various covenants, including financial covenants relating to tangible net worth, leverage, liquidity and interest coverage, as well as a limitation on investments in joint ventures and non-guarantor subsidiaries.

The Revolver contains customary events of default, subject to cure periods in certain circumstances, that would result in the termination of the commitment and permit the lenders to accelerate payment on outstanding borrowings and require cash collateralization of letters of credit, including: nonpayment of principal, interest and fees or other amounts; violation of covenants; inaccuracy of representations and warranties; cross default to certain other indebtedness; unpaid judgments; and certain bankruptcy and other insolvency events. If a change in control of the Company occurs, the lenders may terminate the commitment and require that California Lyon repay outstanding borrowings under the Revolver and cash collateralize letters of credit. Interest rates on borrowings generally will be based on either LIBOR or a base rate, plus the applicable spread. The commitment fee on the unused portion of the Facility currently accrues at an annual rate of 0.50%.

Borrowings under the Revolver, the availability of which is subject to a borrowing base formula, are required to be guaranteed by the Company and certain of the Company’s wholly-owned subsidiaries, are secured by a pledge of all equity interests held by such guarantors, and may be used for general corporate purposes. As of September 30, 2013, the Revolver was undrawn.

On March 5, 2013, California Lyon entered into a Revolving Line of Credit Loan Agreement (the “CB&T Loan Agreement”), with California Bank & Trust (“CB&T”), providing for a revolving line of credit of $30.0 million (the “CB&T Loan”). The CB&T Loan, as amended, provides California Lyon with funds for the development of residential lots, the construction of existing and future residential home projects within the states of California, Arizona, Nevada and Colorado, the issuance of letters of credit for the payment of costs incurred or associated with those projects and other general corporate purposes. In connection with the execution of the CB&T Loan Agreement, California Lyon issued a promissory note (the “CB&T Promissory Note”), and together with the CB&T Loan Agreement and any ancillary documents and agreements executed pursuant to the CB&T Loan Agreement, (the “CB&T Loan Documents”), in favor of CB&T. California Lyon’s obligations under the CB&T Loan are secured by, among other things, a first lien on and security interest in all the real and personal property comprising each qualified project that is secured by the CB&T Loan. Borrowings under the CB&T Loan Agreement bore interest, payable monthly, at California Lyon’s option of either (i) a fixed rate at LIBOR plus 3.00% per annum or (ii) a variable rate at the Prime Rate, as adjusted by CB&T in accordance with the CB&T Loan Agreement, plus 1.00% per annum. The floor interest rate for borrowings under the CB&T Loan Agreement range from 4.25% to 5.00%, depending on California Lyon’s total debt to tangible net worth ratio. Beginning on March 5, 2015, the maximum amount available under the CB&T Loan would have been reduced by $7.5 million every 90 days until the CB&T Loan matures. The CB&T Loan was scheduled to mature on March 5, 2016.

All outstanding borrowings under the CB&T Loan may, at the option of CB&T, be accelerated and become immediately due and payable in the event of a default under the CB&T Loan Documents, which includes, among other things, the following events (subject to certain cure periods, as applicable): (i) the failure by California Lyon to pay any monetary amount when due under any CB&T Loan Document; (ii) the breach of certain covenants under the CB&T Loan Documents; (iii) any representations contained in the CB&T Loan Documents being materially misleading or false when made; (iv) defaults under certain other monetary obligations; (v) bankruptcy matters; (vi) litigation or proceedings that could constitute a material adverse change on California Lyon or a qualified project or (vii) certain judgments. The CB&T Loan Documents also contained negative covenants which restrict or limit California Lyon from, among other things, the following: (a) consolidating or merging with any person unless California Lyon is the surviving entity; (b) changing its fiscal year or accounting methods; (c) changing the character of California Lyon’s business; (d) suffering any change in the legal or beneficial ownership of any capital stock in California Lyon; (e) making loans or advances; (f) granting or continuing liens; (g) incurring debt and (h) acquiring assets.

In March 2013, one of the outstanding construction loans payable and its underlying collateral was rolled into the CB&T Loan. In July 2013, the Company repaid all of the outstanding balance of the CB&T loan. On October 30, 2013, the Company terminated the CB&T Loan.

Construction Notes Payable

In June 2013, the Company entered into a construction note payable agreement. The agreement has total availability under the facility of $28.0 million, to be drawn for land development and construction on one of its joint venture projects. The loan matures in June 2016 and bears interest at the prime rate +0.5%, with a rate floor of 4.0%, which was the interest rate as of September 30, 2013. As of September 30, 2013, the Company had borrowed $19.2 million under this facility. The loan will be repaid with proceeds from home closings of the project, is secured by the underlying project, and is guaranteed by the Company.

In September 2012, the Company entered into two construction notes payable agreements. The first agreement has total availability under the facility of $19.0 million, to be drawn for land development and construction on one of its wholly-owned projects. The loan had an original maturity date in September 2015 and bore interest at the prime rate +1.0%, with a rate floor of 5.0%. In March 2013, this loan and the underlying collateral was rolled into the CB&T Loan Agreement, defined and discussed above. As of December 31, 2012, the Company had borrowed $7.8 million under this facility.

The second September 2012 construction note payable agreement has total availability under the facility of $17.0 million, to be drawn for land development and construction on one of its joint venture projects. The loan matures in March 2015 and bears interest at prime rate +1%, with a rate floor of 5.0%, which was the interest rate as of September 30, 2013. During the three months ended September 30, 2013, the Company repaid the entire outstanding balance under this loan. At December 31, 2012, the Company had borrowed $5.4 million under this facility.

Seller Financing

At September 30, 2013, the Company had $16.2 million of notes payable outstanding related to two land acquisitions for which seller financing was provided. The first note had a balance of $1.7 million as of September 30, 2013, bears interest at 3% per annum, is secured by the underlying land, and matures in March 2014. The second note had a balance of $14.5 million as of September 30, 2013, bears interest at 7% per annum, is secured by the underlying land, and matures in May 2015.

GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following consolidating financial information includes:

(1) Consolidating balance sheets as of September 30, 2013 and December 31, 2012; consolidating statements of operations for the three months ended September 30, 2013 and 2012, the nine months ended September 30, 2013, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012; and consolidating statements of cash flows for the nine months ended September 30, 2013, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, of (a) William Lyon Homes, as the parent, or “Delaware Lyon”, (b) William Lyon Homes, Inc., as the subsidiary issuer, or “California Lyon”, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) William Lyon Homes, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate Delaware Lyon, with William Lyon Homes, Inc. and its guarantor and non-guarantor subsidiaries.

Delaware Lyon owns 100% of all of its guarantor subsidiaries and all guarantees are full and unconditional, joint and several. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries as of September 30, 2013 and December 31, 2012, and for the three months ended September 30, 2013 and 2012, the nine months ended September 30, 2013, the period from February 25, 2012 through September 30, 2012, 2012, and the period from January 1, 2012 through February 24, 2012.

CONDENSED CONSOLIDATING BALANCE SHEET

(Unaudited)

September 30, 2013 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$77,976	$313	$3,633	$—	$81,922
Restricted cash	—	853	—	—	—	853
Receivables	—	15,979	1,323	4,353	—	21,655
Real estate inventories
Owned	—	574,987	1,839	63,336	—	640,162
Not owned	—	20,738	—	—	—	20,738
Deferred loan costs	—	8,088	—	—	—	8,088
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	3,446	—	—	—	3,446
Other assets	—	6,672	863	345	—	7,880
Investments in subsidiaries	309,968	31,144	—	—	(341,112)	—
Intercompany receivables	—	—	220,142	18,865	(239,007)	—

Total assets	$309,968	$754,092	$224,480	$90,532	$(580,119)	$798,953

LIABILITIES AND EQUITY
Accounts payable	$—	$16,185	$1,005	$2,210	$—	$19,400
Accrued expenses	—	59,535	777	79	—	60,391
Liabilities from inventories not owned	—	20,738	—	—	—	20,738
Notes payable	—	14,476	1,762	19,233	—	35,471
8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Intercompany payables	—	229,125	—	9,881	(239,006)	—

Total liabilities	—	665,059	3,544	31,403	(239,006)	461,000
Equity
William Lyon Homes stockholders’ equity	309,968	89,033	220,936	31,144	(341,113)	309,968
Noncontrolling interest	—	—	—	27,985	—	27,985

Total liabilities and equity	$309,968	$754,092	$224,480	$90,532	$(580,119)	$798,953

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,376	$65	$1,634	$—	$71,075
Restricted cash	—	853	—	—	—	853
Receivables	—	11,278	296	3,215	—	14,789
Real estate inventories
Owned	—	398,952	13	22,665	—	421,630
Not owned	—	39,029	—	—	—	39,029
Deferred loan costs	—	7,036	—	—	—	7,036
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,620	—	—	—	4,620
Other assets	—	7,437	146	323	—	7,906
Investments in subsidiaries	62,712	22,148	—	—	(84,860)	—
Intercompany receivables	—	—	207,239	18,935	(226,174)	—

Total assets	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$17,998	$39	$698	$—	$18,735
Accrued expenses	—	41,505	213	52	—	41,770
Liabilities from inventories not owned	—	39,029	—	—	—	39,029
Notes payable	—	7,809	—	5,439	—	13,248
8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Intercompany payables	—	217,146	—	9,028	(226,174)	—

Total liabilities	—	648,487	252	15,217	(226,174)	437,782
Redeemable convertible preferred stock	—	71,246	—	—	—	71,246
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	62,712	(144,795)	207,507	22,148	(84,860)	62,712
Noncontrolling interest	—	—	—	9,407	—	9,407

Total liabilities and equity (deficit)	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2013 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$76,178	$48,487	$16,687	$—	$141,352
Construction services	—	9,478	—	—	—	9,478
Management fees	—	456	—	—	(456)	—

	—	86,112	48,487	16,687	(456)	150,830

Operating costs
Cost of sales	—	(55,968)	(40,519)	(11,926)	456	(107,957)
Construction services	—	(8,135)	—	—	—	(8,135)
Sales and marketing	—	(4,108)	(2,256)	(315)	—	(6,679)
General and administrative	—	(9,473)	(726)	(1)	—	(10,200)
Amortization of intangible assets	—	(191)	—	—	—	(191)
Other	—	(695)	—	—	—	(695)

	—	(78,570)	(43,501)	(12,242)	456	(133,857)
Income from subsidiaries	12,716	5,804	—	—	(18,520)	—

Operating income	12,716	13,346	4,986	4,445	(18,520)	16,973
Interest expense, net of amounts capitalized	—	(51)	—	—	—	(51)
Other income (expense), net	—	423	(9)	(300)	—	114

Income before provision for income taxes	12,716	13,718	4,977	4,145	(18,520)	17,036
Provision for income taxes	—	(6,356)	—	—	—	(6,356)

Net income	12,716	7,362	4,977	4,145	(18,520)	10,680
Less: Net income attributable to noncontrolling interest	—	—	—	(3,118)	—	(3,118)

Net income attributable to William Lyon Homes	12,716	7,362	4,977	1,027	(18,520)	7,562
Preferred stock dividends	—	—	—	—	—	—

Net income available to common stockholders	$12,716	$7,362	$4,977	$1,027	$(18,520)	$7,562

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$68,008	$10,629	$7,305	$—	$85,942
Construction services	—	7,045	—	—	—	7,045
Management fees	—	278	—	—	(278)	—

	—	75,331	10,629	7,305	(278)	92,987

Operating costs
Cost of sales	—	(57,050)	(8,912)	(5,111)	278	(70,795)
Construction services	—	(6,410)	—	—	—	(6,410)
Sales and marketing	—	(3,219)	(643)	(310)	—	(4,172)
General and administrative	—	(5,368)	(70)	(2)	—	(5,440)
Amortization of intangible assets		(1,640)				(1,640)
Other	—	(588)	—	(357)	—	(945)

	—	(74,275)	(9,625)	(5,780)	278	(89,402)
(Loss) income from subsidiaries	(752)	1,158	—	—	(406)	—

Operating (loss) income	(752)	2,214	1,004	1,525	(406)	3,585
Interest expense, net of amounts capitalized	—	(2,350)	—	(141)	—	(2,491)
Other income (expense), net	—	160	(53)	(12)	—	95

(Loss) income before reorganization items and provision for income taxes	(752)	24	951	1,372	(406)	1,189
Reorganization items, net	—	(712)	—	—	—	(712)

(Loss) income before provision for income taxes	(752)	(688)	951	1,372	(406)	477
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(752)	(699)	951	1,372	(406)	466
Less: Net income attributable to noncontrolling interest	—		—	(1,218)	—	(1,218)

Net (loss) income attributable to William Lyon Homes	(752)	(699)	951	154	(406)	(752)
Preferred stock dividends	(755)	—	—	—	—	(755)

Net (loss) income available to common stockholders	$(1,507)	$(699)	$951	$154	$(406)	$(1,507)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Nine Months Ended September 30, 2013 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$173,032	$142,105	$26,545	$—	$341,682
Construction services	—	21,439	—	—	—	21,439
Management fees	—	(727)	—	—	727	—

	—	193,744	142,105	26,545	727	363,121

Operating costs
Cost of sales	—	(132,270)	(119,051)	(18,722)	(727)	(270,770)
Construction services	—	(17,472)	—	—	—	(17,472)
Sales and marketing	—	(9,826)	(6,867)	(789)	—	(17,482)
General and administrative	—	(26,162)	(1,835)	(19)	—	(28,016)
Amortization of intangible assets	—	(1,173)	—	—	—	(1,173)
Other	—	(1,744)	(2)	—	—	(1,746)

	—	(188,647)	(127,755)	(19,530)	(727)	(336,659)
Income from subsidiaries	17,562	13,800	—	—	(31,362)	—

Operating income	17,562	18,897	14,350	7,015	(31,362)	26,462
Interest expense, net of amounts capitalized	—	(2,476)	(126)	—	—	(2,602)
Other income (expense), net	—	1,184	(20)	(907)	—	257

Income before reorganization items and provision for income taxes	17,562	17,605	14,204	6,108	(31,362)	24,117
Reorganization items, net	—	(464)	—	—	—	(464)

Income before provision for income taxes	17,562	17,141	14,204	6,108	(31,362)	23,653
Provision for income taxes	—	(6,366)	—	—	—	(6,366)

Net income	17,562	10,775	14,204	6,108	(31,362)	17,287
Less: Net income attributable to noncontrolling interest	—	—	—	(4,879)	—	(4,879)

Net income attributable to William Lyon Homes	17,562	10,775	14,204	1,229	(31,362)	12,408
Preferred stock dividends	(1,528)	—	—	—	—	(1,528)

Net income available to common stockholders	$16,034	$10,775	$14,204	$1,229	$(31,362)	$10,880

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$111,159	$32,105	$102,838	$—	$246,102
Construction services	—	16,473	—	—	—	16,473
Management fees	—	534	—	—	(534)	—

	—	128,166	32,105	102,838	(534)	262,575

Operating costs
Cost of sales	—	(94,003)	(27,737)	(93,924)	534	(215,130)
Construction services	—	(15,061)	—	—	—	(15,061)
Sales and marketing	—	(6,493)	(1,679)	(663)	—	(8,835)
General and administrative	—	(13,733)	(186)	(6)	—	(13,925)
Amortization of intangible assets	—	(5,034)	—	—	—	(5,034)
Other	—	(1,713)	(2)	(687)	—	(2,402)

	—	(136,037)	(29,604)	(95,280)	534	(260,387)
(Loss) income from subsidiaries	(7,611)	8,620	—	—	(1,009)	—

Operating (loss) income	(7,611)	749	2,501	7,558	(1,009)	2,188
Interest expense, net of amounts capitalized	—	(6,970)	—	(357)	—	(7,327)
Other income, net	—	562	(45)	954	—	1,471

(Loss) income before reorganization items and provision for income taxes	(7,611)	(5,659)	2,456	8,155	(1,009)	(3,668)
Reorganization items, net	—	(1,895)	1	—	—	(1,894)

(Loss) income before provision for income taxes	(7,611)	(7,554)	2,457	8,155	(1,009)	(5,562)
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(7,611)	(7,565)	2,457	8,155	(1,009)	(5,573)
Less: Net income attributable to noncontrolling interest	—	—	—	(2,038)	—	(2,038)

Net (loss) income attributable to William Lyon Homes	(7,611)	(7,565)	2,457	6,117	(1,009)	(7,611)
Preferred stock dividends	(1,798)	—	—	—	—	(1,798)

Net (loss) income available to common stockholders	$(9,409)	$(7,565)	$2,457	$6,117	$(1,009)	$(9,409)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales — homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)
Income from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items, net	—	221,796	(1)	11,663	—	233,458

Net income	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Nine Months Ended September 30, 2013 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(142,959)	$12,221	$(34,181)	$—	$(164,919)

Investing activities
Purchases of property and equipment	—	(3,299)	(57)	(3)	—	(3,359)
Investments in subsidiaries	—	4,804	—	—	(4,804)	—

Net cash provided by(used in) investing activities	—	1,505	(57)	(3)	(4,804)	(3,359)

Financing activities
Proceeds from borrowings on notes payable	—	16,790	1,762	32,892	—	51,444
Principal payments on notes payable	—	(26,360)	—	(19,099)	—	(45,459)
Payment of deferred loan costs	—	(1,792)	—	—	—	(1,792)
Proceeds from issuance of common stock	—	179,438	—	—	—	179,438
Offering costs related to issuance of common stock	—	(15,655)	—	—	—	(15,655)
Payment of preferred stock dividends	—	(2,550)	—	—	—	(2,550)
Noncontrolling interest contributions	—	—	—	35,399	—	35,399
Noncontrolling interest distributions	—	—	—	(21,700)	—	(21,700)
Advances to affiliates	—	—	(776)	7,768	(6,992)	—
Intercompany receivables/payables	—	183	(12,902)	923	11,796	—

Net cash provided by (used in) financing activities	—	150,054	(11,916)	36,183	4,804	179,125

Net increase in cash and cash equivalents	—	8,600	248	1,999	—	10,847
Cash and cash equivalents at beginning of period	—	69,376	65	1,634	—	71,075

Cash and cash equivalents at end of period	$—	$77,976	$313	$3,633	$—	$81,922

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(14,494)	$2,546	$67,937	$—	$55,989

Investing activities
Purchases of property and equipment	—	(24)	(13)	(16)	—	(53)
Investments in subsidiaries	—	(3,837)	—	—	3,837	—

Net cash (used in) provided by investing activities	—	(3,861)	(13)	(16)	3,837	(53)

Financing activities
Payment of preferred stock dividends	—	(1,114)	—	—	—	(1,114)
Principal payments on notes payable	—	(4,157)	—	(58,400)	—	(62,557)
Noncontrolling interest contributions	—	—	—	17,021	—	17,021
Noncontrolling interest distributions	—	—	—	(15,373)	—	(15,373)
Advances to affiliates	—	—	1	(3,306)	3,305	—
Intercompany receivables/payables	—	19,087	(2,530)	(9,415)	(7,142)	—

Net cash provided by (used in) financing activities	—	13,816	(2,529)	(69,473)	(3,837)	(62,023)

Net (decrease) increase in cash and cash equivalents	—	(4,539)	4	(1,552)	—	(6,087)
Cash and cash equivalents at beginning of period	—	76,158	52	4,322	—	80,532

Cash and cash equivalents at end of period	$—	$71,619	$56	$2,770	$—	$74,445

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(13,638)	$181	$(3,864)	$—	$(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of convertible preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment of deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest contributions	—	—	—	1,825	—	1,825
Noncontrolling interest distributions	—	—	—	(1,897)	—	(1,897)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

Note 10—Senior Notes and Secured Indebtedness

Notes payable consist of the following (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Notes payable:
Notes payable	$13,248	$74,009

Senior Notes:
8 1/2% Senior Notes due November 15, 2020	325,000	—
Senior Secured Term Loan due Janaury 31, 2015	—	206,000
7 5/8% Senior Notes due December 15, 2012	—	66,704
10 3/4% Senior Notes due April 1, 2013	—	138,912
7 1/2% Senior Notes due February 15, 2014	—	77,867

Total Senior Notes	325,000	489,483

Total notes payable and Senior Notes	$338,248	$563,492

The maturities of the Notes Payable and 8 ½ Senior Notes are as follows as of December 31, 2012 (in thousands):

Year Ended December 31,
2013	$—
2014	—
2015	13,248
2016	—
2017	—
Thereafter	325,000

$338,248

8.5% Senior Notes Due 2020

On November 8, 2012, William Lyon Homes, Inc., a California corporation and wholly-owned subsidiary of the Company (“California Lyon”) completed its offering of 8.5% Senior Notes due 2020, or the New Notes, in an aggregate principal amount of $325 million. The New Notes were issued at 100% of their aggregate principal amount. The Company used the net proceeds from the sale of the New Notes, together with cash on hand, to refinance the Company’s (i) $235 million 10.25% Senior Secured Term Loan due 2015 (“Amended Term Loan”), (ii) approximately $76 million in aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017 (“Old Notes”), (iii) approximately $11 million in principal amount of project related debt, and (iv) to pay accrued and unpaid interest thereon.

As of December 31, 2012, the outstanding principal amount of the New Notes is $325 million. The New Notes bear interest at an annual rate of 8.5% per annum and is payable semiannually in arrears on May 15 and November 15, commencing on May 15, 2013, and mature on November 15, 2020. The New Notes are senior unsecured obligations of California Lyon and are unconditionally guaranteed on a senior subordinated secured basis by Parent and by certain of Parent’s existing and future restricted subsidiaries. The New Notes and the guarantees rank senior to all of California Lyon’s and the guarantors’ existing and future unsecured senior debt and senior in right of payment to all of California Lyon’s and the guarantors’ future subordinated debt. The New Notes and the guarantees are and will be effectively junior to any of California Lyon’s and the guarantors’ existing and future secured debt.

On or after November 15, 2016, California Lyon may redeem all or a portion of the New Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest to the applicable redemption date, if redeemed during the 12-month period beginning on November 15 of the years indicated below:

Year	Percentage
2016	104.250%
2017	102.125%
2018 and thereafter	100.000%

Prior to November 15, 2016 the New Notes may be redeemed in whole or in part at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, and accrued and unpaid interest to, the redemption date.

In addition, any time prior to November 15, 2015, California Lyon may, at its option on one or more occasions, redeem New Notes in an aggregate principal amount not to exceed 35% of the aggregate principal amount of the New Notes issued prior to such date at a redemption price (expressed as a percentage of principal amount) of 108.5%, plus accrued and unpaid interest to the redemption date, with an amount equal to the net cash proceeds from one or more equity offerings.

The indenture governing the New Notes (the “Indenture”) contains covenants that limit the ability of the Company and its restricted subsidiaries to, among other things: (i) incur or guarantee certain additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make certain investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries to pay dividends or transfer assets; (vii) enter into transactions with affiliates; (viii) create unrestricted subsidiaries; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants are subject to a number of important exceptions and qualifications as described in the Indenture. The Company is in compliance with all such covenants as of December 31, 2012.

Amended Senior Secured Term Loan

Prior to completing its offering of the New Notes, California Lyon was a party to that certain Amended and Restated Senior Secured Term Loan Agreement (the “Amended Term Loan Agreement”), dated February 25, 2012. The Senior Secured Term Loan was renegotiated into the terms below in conjunction with the Plan of Reorganization as discussed in Notes 2, 3, and 4.

The Amended Term Loan Agreement provided for a first lien secured term loan of $235.0 million, secured by substantially all of the assets of California Lyon, Parent (excluding stock in California Lyon) and certain wholly-owned subsidiaries of Parent. The Amended Term Loan was guaranteed by Parent and certain wholly-owned subsidiaries of Parent.

The Amended Term Loan bore interest at a rate of 10.25% per annum. Prior to its repayment in conjunction with the New Notes offering, the Amended Term Loan was scheduled to mature on January 31, 2015. In addition, there was no pre-payment penalty associated with the Amended Term Loan.

The Company recognized a loss of $1.9 million upon the early extinguishment of the Amended Term Loan related to unamortized debt issuance costs. The loss is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Senior Secured Term Loan

Prior to the Plan of Reorganization, as discussed in Notes 2, 3, and 4, California Lyon was a party to a certain Senior Secured Term Loan Agreement (the “Term Loan Agreement”), dated October 20, 2009. As of December 31, 2011, the Term Loan outstanding balance was $206.0 million.

The Term Loan had interest at a rate of 14.0% and was scheduled to mature on October 20, 2014. However, California Lyon had also agreed that, upon any repayment of any portion of the principal amount under the Term Loan (whether or not at maturity), California Lyon would also pay an exit fee equal to the difference (if positive) between (x) the interest that would have been accrued and been then payable on the repaid portion if the interest rate under the Term Loan Agreement were 15.625% and (y) the internal rate of return realized by the Lenders on such repaid portion, taking into account all cash amounts actually received by the Lenders with respect thereto, including the loan fee and interest payments, other than any make whole payments described below.

Upon any prepayment of any portion of the Term Loan prior to its scheduled maturity (other than any prepayment required in connection with a payment of all or any portion of the outstanding principal balance of any of the indentures governing the Term Loan), the Term Loan Agreement provided that California Lyon make a “make whole payment” equal to an amount, if positive, of the present value of all future payments of interest which would become due with respect to such prepaid amount from the date of prepayment thereof through and including the maturity date, discounted at a rate of 14%.

The Company was in technical default of the term loan as of December 31, 2011, due to (a) expiration of the tangible net worth covenant waiver on October 27, 2011 and (b) a cross default under the senior notes indentures. The term loan was restructured into the Amended Term Loan as described above.

Senior Subordinated Secured Notes

Prior to completing its offering of New Notes as discussed above, pursuant to the terms of the Plan, on February 25, 2012, California Lyon issued $75.0 million principal amount of 12% Senior Subordinated Secured Notes, or the Old Notes, due February 25, 2017, in exchange for the claims held by the holders of the formerly outstanding Senior Notes of California Lyon. California Lyon received no net proceeds from this issuance.

Cash interest of 8% on the outstanding principal amount of the Old Notes was due in semi-annual installments in arrears on June 15 and December 15 of each year. The remaining interest of 4% on the outstanding principal amount of the Old Notes was payable in kind semi-annually in arrears by increasing the principal amount of the Old Notes.

The Old Notes were redeemable at the option of California Lyon at any time, in whole or in part, at a redemption price equal to 100% of the principal amount redeemed, plus accrued and unpaid interest, if any.

As described above, California Lyon used a portion of the proceeds from the sale of the New Notes to refinance the Old Notes. The Old Notes were paid off as of December 31, 2012. The Company recognized a loss of $0.3 million upon the early extinguishment of the Old Notes related to an early tender premium. The loss is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Senior Notes

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

7 5/8% Senior Notes

On November 22, 2004, California Lyon issued $150.0 million principal amount of the 7 5/8% Senior Notes. Of the initial $150.0 million, $66.7 million in aggregate principal amount remained outstanding as of December 31, 2011.

10 3/4% Senior Notes

On March 17, 2003, California Lyon issued $250.0 million of the 10 3/4% Senior Notes at a price of 98.493% to the public, resulting in net proceeds to the Company of approximately $246.2 million. The redemption price reflected a discount to yield 11% under the effective interest method, and the notes have been reflected net of the unamortized discount in the consolidated balance sheet. Of the initial $250.0 million, $138.9 million aggregate principal amount remained outstanding as of December 31, 2011.

10  3/4% Senior Notes Indenture Interest Payment Default

On October 31, 2011, California Lyon did not make the scheduled interest payment on the 10 3/4% Senior Notes within the 30-day grace period specified in the 10 3/4% Senior Notes Indenture, resulting in an event of default under the 10 3/4% Senior Notes Indenture, and a cross-default under the Term Loan Agreement. In the event that Holders of the 10 3/4% Senior Notes exercised their right to accelerate the 10 3/4% Senior Notes, a cross-default under the other prepetition indentures would have resulted. Since the Company was in negotiations with certain holders of the Senior Notes to reorganize and restructure the debt of the Company, the holders did not exercise their right to accelerate the 10 3/4% Senior Notes.

7 1/2% Senior Notes

On February 6, 2004, California Lyon issued $150.0 million principal amount of the 7 1/2% Senior Notes, resulting in net proceeds to the Company of approximately $147.6 million. Of the initial $150.0 million, $77.9 million aggregate principal amount remained outstanding as of December 31, 2011.

During the year ended December 31, 2010, the Company redeemed, in privately negotiated transactions, $37.3 million principal amount of its outstanding Senior Notes at a cost of $31.3 million, plus accrued interest. The net gain resulting from the redemptions, after giving effect to amortization of related deferred loan costs, was $5.6 million, and is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2010.

Notes Payable

Construction Notes Payable

In September 2012, the Company entered into two construction notes payable agreements. The first agreement has total availability under the facility of $19.0 million, to be drawn for land development and construction on one of its wholly-owned projects. The loan matures in September 2015 and bears interest at the Prime Rate + 1.0%, with a rate floor of 5.0%, which was the effective interest rate as of December 31, 2012. As of December 31, 2012, the Company had borrowed $7.8 million under this facility. The loan will be repaid with proceeds from home closings of the project and is secured by the underlying project. The second agreement has total availability under the facility of $17.0 million, to be drawn for land development and construction on one of its joint venture projects, which is consolidated in accordance with ASC 810 (See Note 5 for further discussion). The loan matures in March 2015 and bears interest at Prime + 1%, with a rate floor of 5.0%, which was the effective interest rate as of December 31, 2012. As of December 31, 2012, the Company had borrowed $5.4 million under this facility. The loan will be repaid with proceeds from home closings of the project and is secured by the underlying project.

At December 31, 2011, the Company had two construction notes payable totaling $16.0 million. One of the notes totaling $9.0 million matured in January 2012, with interest at rates based on either LIBOR or prime with an interest rate floor of 6.5%. However, in conjunction with the Plan, the construction note payable was renegotiated to mature January 2013 with an option to extend for one year to December 2013. Interest on the note was paid monthly at a rate based on LIBOR or prime, with a floor of 5.5%, and the principal was repaid ratably in quarterly installments, beginning March 31, 2012 and continuing through maturity. In November 2012, the construction note was paid in full with proceeds from the New Notes.

The other construction note had a remaining balance at December 31, 2011 of $7.0 million, and was not renegotiated in conjunction with the Plan. The note had a maturity date in May 2015 and required monthly interest payments at a fixed rate of 10.0%, with quarterly principal payments of $500,000. In November 2012, the construction note was paid in full with proceeds from the New Notes. The Company recognized a loss of $0.2 million upon the early extinguishment of the note related to the unamortized debt discount. The loss is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Land Acquisition Note Payable

In October 2011, the Company secured an acquisition note payable in conjunction with the acquisition of a parcel of land in Northern California. The acquisition price of the land was $56.0 million, and the loan was for $55.0 million. The note was scheduled to mature in October 2012, and carried an interest rate of 1.5% per month, which was paid monthly on the loan. As part of the Company’s adoption of ASC 852, the loan was valued at $56.3 million as of February 24, 2012, the confirmation date of the plan. In May 2012, the Company sold the parcel of land and repaid the note in full recognizing a gain on extinguishment of debt of $1.0 million, net of amortization expense of $0.3 million. The gain is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Seller Financing

At December 31, 2011, the Company had $3.0 million of notes payable outstanding related to a land acquisition for which seller financing was provided. The note bore interest at 7% and matured in March 2012. In March 2012, the seller note was paid in full.

GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following consolidating financial information includes:

(1) Consolidating balance sheets as of December 31, 2012 and 2011; consolidating statements of operations for the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012, and the years ended December 31, 2011 and 2010; and consolidating statements of cash flows for the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012, and the years ended December 31, 2011 and 2010, of (a) William Lyon Homes, as the parent, or “Delaware Lyon”, (b) William Lyon Homes, Inc., as the subsidiary issuer, or “California Lyon”, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) William Lyon Homes, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate Delaware Lyon, with William Lyon Homes, Inc. and its guarantor and non-guarantor subsidiaries.

William Lyon Homes owns 100% of all of its guarantor subsidiaries and all guarantees are full and unconditional, joint and several. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries as of December 31, 2012 and 2011, and for the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012, and the years ended December 31, 2011 and 2010.

CONSOLIDATING BALANCE SHEET

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,376	$65	$1,634	$—	$71,075
Restricted cash	—	853	—	—	—	853
Receivables	—	11,278	296	3,215	—	14,789
Real estate inventories
Owned	—	398,952	13	22,665	—	421,630
Not owned	—	39,029	—	—	—	39,029
Deferred loan costs	—	7,036	—	—	—	7,036
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,620	—	—	—	4,620
Other assets	—	7,437	146	323	—	7,906
Investments in subsidiaries	62,712	22,148	—	—	(84,860)	—
Intercompany receivables	—	—	207,239	18,935	(226,174)	—

Total assets	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$17,998	$39	$698	$—	$18,735
Accrued expenses	—	41,505	213	52	—	41,770
Liabilities from inventories not owned	—	39,029	—	—	—	39,029
Notes payable	—	7,809	—	5,439	—	13,248
8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Intercompany payables	—	217,146	—	9,028	(226,174)	—

Total liabilities	—	648,487	252	15,217	(226,174)	437,782

Redeemable convertible preferred stock	—	71,246	—	—	—	71,246
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	62,712	(144,795)	207,507	22,148	(84,860)	62,712
Noncontrolling interest	—	—	—	9,407	—	9,407

Total liabilities and equity (deficit)	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs, net	—	8,810	—	—	—	8,810
Other assets, net	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND (DEFICIT) EQUITY
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821

(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONSOLIDATING STATEMENT OF OPERATIONS

Period from February 25, 2012 through

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$198,108	$47,989	$102,838	$—	$348,935
Construction services	—	23,825	—	—	—	23,825
Management fees	—	534	—	—	(534)	—

	—	222,467	47,989	102,838	(534)	372,760

Operating costs
Cost of sales	—	(163,083)	(41,516)	(93,924)	534	(297,989)
Construction services	—	(21,416)	—	—	—	(21,416)
Sales and marketing	—	(10,705)	(2,617)	(606)	—	(13,928)
General and administrative	—	(25,872)	(221)	(2)	—	(26,095)
Amortization of intangible assets	—	(5,757)	—	—	—	(5,757)
Other	—	(3,027)	(2)	120	—	(2,909)

	—	(229,860)	(44,356)	(94,412)	534	(368,094)

(Loss) income from subsidiaries	(8,859)	11,681	—	—	(2,822)	—

Operating (loss) income	(8,859)	4,288	3,633	8,426	(2,822)	4,666
Loss on extinguishment of debt	—	(1,392)	—	—	—	(1,392)
Interest expense, net of amounts capitalized	—	(9,227)	—	100	—	(9,127)
Other income (expense), net	—	618	(61)	971	—	1,528

(Loss) income before reorganization items and provision for income taxes	(8,859)	(5,713)	3,572	9,497	(2,822)	(4,325)
Reorganization items, net	—	(3,073)	1	547	—	(2,525)

(Loss) income before provision for income taxes	(8,859)	(8,786)	3,573	10,044	(2,822)	(6,850)
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(8,859)	(8,797)	3,573	10,044	(2,822)	(6,861)
Less: Net income attributable to noncontrolling interest	—	—	—	(1,998)	—	(1,998)

Net (loss) income attributable to William Lyon Homes	(8,859)	(8,797)	3,573	8,046	(2,822)	(8,859)
Preferred stock dividends	(2,743)	—	—	—	—	(2,743)

Net (loss) income available to common stockholders	$(11,602)	$(8,797)	$3,573	$8,046	$(2,822)	$(11,602)

CONSOLIDATING STATEMENT OF OPERATIONS

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales — homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)

Income from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items	—	221,796	(1)	11,663	—	233,458

Income before provision for income taxes	228,383	228,408	154	11,471	(239,919)	228,497
Provision for income taxes	—	—	—	—	—	—

Net income	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONSOLIDATING STATEMENT OF OPERATIONS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Home sales	$—	$176,992	$19,954	$10,109	$—	$207,055
Construction services	—	19,768	—	—	—	19,768
Management fees	—	468	—	—	(468)	—

	—	197,228	19,954	10,109	(468)	226,823

Operating costs
Cost of sales	—	(162,148)	(18,225)	(8,818)	468	(188,723)
Impairment loss on real estate assets	—	(70,742)	—	(57,572)	—	(128,314)
Construction services	—	(18,164)	—	—	—	(18,164)
Sales and marketing	—	(14,528)	(1,318)	(1,002)	—	(16,848)
General and administrative	—	(22,070)	(340)	(1)	—	(22,411)
Other	—	(2,979)	—	(1,004)	—	(3,983)

	—	(290,631)	(19,883)	(68,397)	468	(378,443)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
Loss from subsidiaries	(193,330)	(59,588)	—	—	252,918	—

Operating (loss) income	(193,330)	(149,386)	71	(58,288)	252,918	(148,015)
Interest expense, net of amounts capitalized	—	(23,639)	—	(890)	—	(24,529)
Other income (expense), net	—	1,018	(131)	(49)	—	838

Loss before reorganization items and provision for income taxes	(193,330)	(172,007)	(60)	(59,227)	252,918	(171,706)
Reorganization items	—	(21,182)	—	—	—	(21,182)

Loss before provision for income taxes	(193,330)	(193,189)	(60)	(59,227)	252,918	(192,888)
Provision for income taxes	—	(10)	—	—	—	(10)

Net loss	(193,330)	(193,199)	(60)	(59,227)	252,918	(192,898)
Less: Net income attributable to noncontrolling interest	—	—	—	(432)	—	(432)

Net loss attributable to William Lyon Homes	$(193,330)	$(193,199)	$(60)	$(59,659)	$252,918	$(193,330)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$263,864	$16,595	$3,610	$—	$284,069
Construction services	—	10,629	—	—	—	10,629
Management fees	—	165	—	—	(165)	—

	—	274,658	16,595	3,610	(165)	294,698

Operating costs						—
Cost of sales	—	(228,542)	(16,167)	(1,633)	165	(246,177)
Impairment loss on real estate assets	—	(111,860)	—	—	—	(111,860)
Construction services	—	(7,805)	—	—	—	(7,805)
Sales and marketing	—	(17,953)	(1,208)	(585)	—	(19,746)
General and administrative	—	(24,795)	(313)	(21)	—	(25,129)
Other	—	(2,740)	—	—	—	(2,740)

	—	(393,695)	(17,688)	(2,239)	165	(413,457)

Equity in income of unconsolidated joint ventures	—	916	—	—	—	916
(Loss) income from subsidiaries	(136,786)	(1,053)	12	—	137,827	—

Operating (loss) income	(136,786)	(119,174)	(1,081)	1,371	137,827	(117,843)
Gain on extinguishment of debt	—	5,572	—	—	—	5,572
Interest expense, net of amounts capitalized	—	(23,653)	—	—	—	(23,653)
Other income (expense), net	—	280	(235)	12	—	57

(Loss) income before benefit from income taxes	(136,786)	(136,975)	(1,316)	1,383	137,827	(135,867)
Benefit from income taxes	—	412	—	—	—	412

Net (loss) income	(136,786)	(136,563)	(1,316)	1,383	137,827	(135,455)
Less: Net income attributable to noncontrolling interest	—	—	—	(1,331)	—	(1,331)

Net (loss) income attributable to William Lyon Homes	$(136,786)	$(136,563)	$(1,316)	$52	$137,827	$(136,786)

CONSOLIDATING STATEMENT OF CASH FLOWS

Period from February 25, 2012 through

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(72,014)	$3,579	$118,428	$—	$49,993

Investing activities
Cash paid for acquisitions, net	—	(33,201)	—	—	—	(33,201)
Purchases of property and equipment	—	(271)	(20)	(21)	—	(312)
Investments in subsidiaries	—	(84,828)	—	—	84,828	—

Net cash used in investing activities	—	(118,300)	(20)	(21)	84,828	(33,513)

Financing activities
Proceeds from borrowings on notes payable	—	7,809	—	5,439	—	13,248
Proceeds from issurance of 8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Principal payments on notes payable	—	(3,994)	—	(69,682)	—	(73,676)
Principal payments on Senior Secured Term Loan	—	(235,000)	—	—	—	(235,000)
Principal payments on Senior Subordinated Secured Notes	—	(75,916)	—	—	—	(75,916)
Proceeds from issuance of convertible preferred stock	—	14,000	—	—	—	14,000
Proceeds from issuance of common stock	—	16,000	—	—	—	16,000
Payment of deferred loan costs	—	(7,181)	—	—	—	(7,181)
Payment of preferred stock dividends	—	(1,721)	—	—	—	(1,721)
Noncontrolling interest contributions	—	—	—	15,313	—	15,313
Noncontrolling interest distributions	—	—	—	(16,004)	—	(16,004)
Advances to affiliates	—	—	3	78,817	(78,820)	—
Intercompany receivables/payables	—	144,535	(3,549)	(134,978)	(6,008)	—

Net cash provided (used in) by financing activities	—	183,532	(3,546)	(121,095)	(84,828)	(25,937)

Net (decrease) increase in cash and cash equivalents	—	(6,782)	13	(2,688)	—	(9,457)
Cash and cash equivalents at beginning of period	—	76,158	52	4,322	—	80,532

Cash and cash equivalents at end of period	$—	$69,376	$65	$1,634	$—	$71,075

CONSOLIDATING STATEMENT OF CASH FLOWS

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(13,638)	$181	$(3,864)	$—	$(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of convertible preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment of deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest contributions	—	—	—	1,825	—	1,825
Noncontrolling interest distributions	—	—	—	(1,897)	—	(1,897)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

CONSOLIDATING STATEMENT OF CASH FLOWS

(DEBTOR-IN-POSSESSION)

Year Ended December, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash provided by (used in) operating activities	$—	$127,757	$87	$(166,495)	$—	$(38,651)

Investing activities
Distributions from unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	725	(131)	(722)	—	(128)
Investments in subsidiaries	—	29,412	—	—	(29,412)	—

Net cash provided by (used in) investing activities	—	31,572	(131)	(722)	(29,412)	1,307

Financing activities
Principal payments on notes payable	—	(82,531)	—	70,999	—	(11,532)
Noncontrolling interest contributions	—	—	—	6,605	—	6,605
Noncontrolling interest distributions	—	—	—	(8,954)	—	(8,954)
Advances to affiliates	—	—	(3)	(29,341)	29,344	—
Intercompany receivables/payables	—	(131,964)	(37)	131,933	68	—

Net cash (used in) provided by financing activities	—	(214,495)	(40)	171,242	29,412	(13,881)

Net (decrease) increase in cash and cash equivalents	—	(55,166)	(84)	4,025	—	(51,225)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$14,333	$47	$5,681	$—	$20,061

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 30, 2010 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash provided by (used in) operating activities	$—	$27,863	$(1,245)	$(2,499)	$—	$24,119

Investing activities
Investment in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	4,183	—	—	—	4,183
Purchases of property and equipment	—	101	(165)	—	—	(64)
Investments in subsidiaries	—	(361)	12	—	349	—

Net cash provided by (used in) investing activities	—	3,729	(153)	—	349	3,925

Financing activities
Proceeds from borrowings on notes payable	—	7,087	—	—	—	7,087
Principal payments on notes payable	—	(52,797)	—	—	—	(52,797)
Net cash paid for repurchase of Senior Notes	—	(31,268)	—	—	—	(31,268)
Noncontrolling interest contributions	—	—	—	6,546	—	6,546
Noncontrolling interest distributions	—	—	—	(3,913)	—	(3,913)
Advances to affiliates	—	—	(19)	(744)	763	—
Intercompany receivables/payables	—	(362)	1,437	37	(1,112)	—

Net cash (used in) provided by financing activities	—	(77,340)	1,418	1,926	(349)	(74,345)

Net (decrease) increase in cash and cash equivalents	—	(45,748)	20	(573)	—	(46,301)
Cash and cash equivalents at beginning of period	—	115,247	111	2,229	—	117,587

Cash and cash equivalents at end of period	$—	$69,499	$131	$1,656	$—	$71,286